UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Corsair Capital LLC
Address:   717 Fifth Avenue
           24th Floor
           New York, NY 10022

Form 13F File Number: 28-12546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy M. Soeda
Title:   Chief Financial Officer
Phone:   (212) 224-9425

Signature, Place, and Date of Signing:

   /s/ Amy M. Soeda       New York          8/5/09
   ------------------   ------------       -------
      [Signature]       [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number        Name

      28 -
      ---------------------       ----------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                 0
                                       -------------------------

Form 13F Information Table Entry Total:            5
                                       -------------------------

Form I3F Information Table Value Total:        $111,631
                                       -------------------------
                                              (thousands)


List of Other Included Managers:    NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.        Form 13F File Number             Name

                28-
     -----      --------------------             --------------------------

     [Repeat as necessary.]


                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2  COLUMN 3       COLUMN 4   COLUMN 5              COLUMN 6     COLUMN 7  COLUMN 8
   --------                 --------  --------       --------   ------------------    --------     --------  ----------------
                            TITLE                    VALUE      SHRS OR    SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORIY
NAME OF ISSUER              OF CLASS  CUSIP          (X$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------              --------  -----          --------   -------    --------   ----------   --------  ----    ------  ----

Compucredit Corp.           Common    20478N 10 0     6,759     2,938,842  SH         SOLE                    2,938,842

First American Corp.        Common    318522 30 7    39,040     1,506,750  SH         SOLE                    1,506,750

PNC Financial Services
  Group Inc.                Common    693475 10 5    47,678     1,228,500  SH         SOLE                    1,228,500

NewStar Financial Inc.      Common    65251F 10 5    18,154     9,504,798  SH         SOLE                    9,504,798

NewStar Financial Inc.      Common    65251F 10 5    0            200,174  SH  CALL   SOLE                      200,174




[Repeat as necessary]